GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 23 — GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the six months ended June 30, 2023 and 2022 include the following:

	Six months ended June 30,
	2023	2022
Salaries, wages, bonuses, and other benefits	$5,509,045	$3,218,370
Professional and consulting fees	2,809,490	482,895
Marketing	1,098,631	86,053
Other	1,389,299	272,445
Provision for doubtful debts	170,318	-
Stock-based compensation	402,565	150,317
Utilities	619,954	378,714
Travel	436,940	148,176
Development charges	406,083	279,527
Rent expense	381,062	120,352
Repairs and maintenance	240,532	112,205
Athletic program expenses	208,749	—
	$13,672,668	$5,249,054

NOTE 25 — GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the years ended December 31, 2022 and 2021 include the following:

	Years Ended December 31,
	2022	2021
Salaries, wages, bonuses, and other benefits	$8,909,585	$4,197,397
Professional and consulting fees	2,284,436	660,117
Marketing	1,917,377	73,277
Other	1,559,591	1,151,991
Provision for doubtful debts	1,509,486	(39,108)
Stock-based compensation	1,308,784	293,837
Utilities	952,056	142,019
Travel	851,139	13,356
Development charges	847,068	456,180
Rent expense	351,730	250,994
Repairs and maintenance	304,938	11,144
Athletic program expenses	277,604	—
	$21,073,794	$7,211,204